Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Preferred Units
The number of authorized and outstanding Preferred Units of Pluralsight Holdings was as follows:

	As of December 31, 2017
	Authorized Units	Outstanding Units

Series A	27,500,000	27,500,000
Series B	17,716,286	17,716,286
Series C	3,231,594	3,231,594
Total	48,447,880	48,447,880
The net carrying value of Preferred Units consisted of the following (in thousands):

As of December 31, 2017

Series A	$236,225
Series B	139,194
Series C	30,347
Total	$405,766
The liquidation preference (in thousands), original issue price per unit, and conversion rates of the Preferred Units, in order of liquidation preference, as of December 31, 2017, was:

	Liquidation Preference	Original Issue Price	Conversion Ratio

Series A	$27,500	$1.00	1:1
Series B	139,250	7.86	1:1
Series C	30,442	9.42	1:1
Total liquidation preference	$197,192

Schedule of Common Units
Prior to the Reorganization Transactions, the number of authorized and outstanding common units of Pluralsight Holdings was as follows:

	As of December 31, 2017
	Authorized Units	Outstanding Units

Class A common units	112,556,982	35,446,574
Class B common units	15,961,071	12,961,071
Total	128,518,053	48,407,645